Dear Shareholders,

         The past six months have continued to astound bears as the stock market rocketed to new high ground. As shareholders in the Domini Institutional Social Equity Fund (DISEF), you have enjoyed the continuation of the most extraordinary bull market in memory. For the six months ended January 31, 1997, the fund enjoyed a total return of 25.8%. We continue to be pleased with our fund's performance and with the fact that our record so closely mirrors broad market behavior.

         In this semi-annual report we review our fund's policies regarding shareholder activism. The DISEF has both financial and social objectives. To meet these objectives, we screen the companies in which we invest and use our voice as an investor to vote shareholder resolutions.

         In 1997, the DSEF will continue its emphasis on employment-related issues and on non-U.S. operations--despite the SEC's position that employment issues are the business of management and not of shareholders. DSEF and its Portfolio Adviser, Kinder, Lydenberg, Domini & Co., Inc. have repeatedly written the SEC on the rights of shareholders to raise these issues with corporations. The heavy media coverage of Texaco's diverse workforce and corporate response and of Kathie Lee Gifford's sweatshop labor problems confirm that the public has deep concerns about corporate employment related issues and non-U.S. operations at corporations.

         This semi-annual report provides you with our voting position on most of the issues shareholders are raising this season. We continue to believe that an activist approach, together with solid corporate accountability research applied to investments, will provide shareholders with long term growth and a better world.

                                                              Sincerely yours,


                                                              Amy L. Domini

PROXY VOTING GUIDELINES
Socially responsible investors eagerly await the proxy filing season as an opportunity to address companies on an ever-increasing range of issues. This year there are resolutions addressing standards of conduct for global operations, equal employment opportunity, insurance company investments in the tobacco industry, environmental performance, and executive compensation, just to name a few.

The text that follows has been taken from the Domini Social Equity Fund Proxy Voting Guidelines, a standalone report that is available from the Fund by calling 1-800-762-6814. These Guidelines not only reflect how the Fund will vote its shares on various issues of concern to socially responsible investors, they are meant to be a tool for social investors to use in voting the shares of stock they may hold individually.

Shareholders are the owners of corporations, and with the rights of ownership come certain responsibilities. Voting proxies in a way that is consistent with our purpose as social investors is one of those responsibilities. While success on the road to greater corporate accountability is measured by management's attention to the issues rather than the vote count, it is often the voice of the shareholders that makes the difference.

                                    Community

Equal Credit Opportunity
         Access to capital is essential to participating in our society. The Equal Credit Opportunity Act prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, and the like.
Shareholders have asked for:
         o Reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination;
         o The development of "fair lending policies" that would assure access to credit for major disadvantaged groups and require annual reports to shareholders on their implementation; and
         o The application by nonfinancial corporations, such as the auto companies, of Equal Credit Opportunity Act standards to their financial subsidiaries.
The DSEF will support these resolutions.

Insurance Companies and Economically Targeted Investments
         Economically Targeted Investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster, among many things, small businesses and farms, affordable housing and community development banks and credit unions. Insurance companies presently invest less than 0.1 percent of their more than $1.9 trillion in assets into ETIs. Shareholders have asked for reports outlining how insurers could implement an ETI program. The DSEF will support these resolutions.


Redlining
         "Redlining" is the systematic denial of services to an area based on its economic or ethnic profile. The term originated in banking, but the same practice infects businesses as different as insurance and supermarkets, and areas as broadly defined as "rural." Shareholders have asked management to appraise their lending practices and develop policies to avoid redlining. The DSEF will support these resolutions.

Violence on Television
         Children's television programming recently set an all-time record of 32 violent acts per hour. By the time children finish elementary school, on average they have watched 8,000 murders and 100,000 acts of violence. Shareholders have asked media companies and program sponsors for reports on standards for television program production and mechanisms for monitoring violent programming. The DSEF will support these resolutions.


                                    Diversity

Boards of Directors -- Nominating Women and Minorities
         Shareholders have asked boards to make greater efforts to search for qualified female and minority candidates for nomination to the board of directors and to endorse a policy of board inclusiveness. The DSEF will support these resolutions.

Board Slates without Women or Minorities
         Typically, a board committee selects nominees for the board, and they run unopposed. If the board or the slate does not include women or minorities, the DSEF will oppose the board's nominees.

Equal Employment Opportunity and Affirmative Action Report
         All corporations have the power to promote equality in the workplace and the marketplace. Shareholders have asked for reports that may include:
         o A chart identifying employees by sex, race and the various job categories defined by the EEOC;
         o A description of affirmative action policies and programs in place;
         o The company's Form EEO-1 disclosure report;
         o A description of programs designed to increase the number of women and/or minority managers; and
         o A description of programs directing the purchase of goods and services from minority and/or female-owned businesses.
The DSEF will support these resolutions.

Equality Principles on Sexual Orientation
         In 1995, a coalition of advocacy groups and businesses, primarily in financial services, developed the Equality Principles on Sexual Orientation. The Principles call on companies to:

         o Adopt written prohibitions against discrimination in employment based on sexual orientation;
         o Recognize and grant equal status to employee groups formed to address sexual orientation issues in the workplace;
         o Include sexual orientation issues in diversity training;
         o Grant spousal benefits to domestic partners, regardless of sexual orientation; and
         o Practice nondiscrimination in the sale of goods and services and the placement of advertisements. Shareholders have asked for reports on the implementation of the Principles. The DSEF will support these resolutions.

                                   Environment

CERES Principles
         The Coalition for Environmentally Responsible Economies (CERES) was formed in 1989 in the wake of the Exxon Valdez disaster. It developed a set of ten principles, now called the CERES Principles, to guide corporate decisions that affect the environment. By subscribing to the Principles, a company commits itself to:
         o Work toward positive goals such as sustainable use of natural resources, energy conservation, and environmental restoration;
         o Set definitive goals and a means of measuring progress; and
         o Inform the public in an environmental report published in the format of a CERES report. Shareholders have submitted resolutions asking corporations to study the Principles or to subscribe to them. The DSEF will support these resolutions.

Environmental Hazards to Community
         The public has a right to know whether a company uses substances that pose an environmental health or safety risk to a community in which it operates. Shareholders have asked for the adoption of a policy making available information enabling neighbors to assess a facility's potential impact. The DSEF will support these resolutions.

Paper Production -- Chlorine Bleaching
         The insatiable demands for paper have led to clear cutting of forest for pulp and the use of chlorine bleaching to achieve whiteness in the end product. As both these practices have dire environmental consequences, shareholders have asked that paper manufacturers phase out the production of paper using these processes. The DSEF will support these resolutions.

Paper Production -- Telephone Directories
         Some producers of telephone books use paper derived from virgin rainforests. Since alternative sources of paper exist, shareholders have asked publishers to phase out the use of paper from these sources. The DSEF will support these resolutions.



                               Non-U.S. Operations

Global Companies -- Standards of Conduct
         Companies acting outside the cultures in which they originated face complex issues arising from the diverse cultures and political and economic contexts in which they operate. These issues include: human rights; just wages and safe working conditions; child labor; forced labor; freedom of association; and the environment. Shareholders have asked companies to develop and adopt codes of conduct to guide company policies, programs, and operations outside their culture of origin. The DSEF will support these resolutions.

Global Companies -- Standards for Vendors
         The outcry surrounding the offshore sweatshops supplying U.S. retailers has many origins. Underlying those protests, however, is a common assumption:
U.S. corporations have the power to alter the conditions under which their vendors operate. Shareholders have asked companies for reports describing their vendors' standards, focusing especially on the workers' right to organize and working conditions. They have also asked for descriptions of compliance mechanisms and external monitoring programs. The DSEF will support these resolutions.

 International Lending and Economic Development
         Shareholders have asked financial services companies to develop criteria for the evaluation, support, and use of intermediaries capable of promoting appropriate development in emerging economies. Others have asked for the disclosure of the criteria used in extending loans to developing countries to avoid adding to their $1.3 trillion debt to industrialized countries. Still others have asked for information on IMF-World Bank-enforced structural adjustment programs. These programs are supposed to help developing countries repay loans, but considerable evidence indicates their effects include:
         o Encouraging capital flight from less economically developed countries;
         o Eroding human and natural resources;
         o Decreasing spending for health, education and housing; and
         o Undermining a country's long-term capacity to repay its debts.
The DSEF will support these resolutions.

Justice for Indigenous Peoples
         Shareholders have asked companies to report on their mining operations on indigenous lands and to address the impact and implications of their activities on both the land and the people. The DSEF will support these resolutions.

Burma , China and Indonesia
         The behavior of the Burmese, Chinese, and Indonesian governments have led to an international outcry. Since these economies are almost entirely government-controlled, corporations operating there inevitably provide financial support to the military regime. Shareholder resolutions include:
         o Requests for comprehensive reports on corporate operations in the nation;
         o To promote freedom of expression and freedom of association among employees; to use production methods that do not risk harm to the environment; and to prohibit the presence of the Chinese military on the premises;
         o Use independent monitors to protect their vendors' workers.
The DSEF will support these resolutions.

Mexico -- Maquiladoras
         Maquiladoras are facilities operated by U.S. companies just south of the U.S.--Mexico border. There, Mexican workers -- paid a fraction of what U.S. workers would require to subsist -- assemble parts made in the U.S. and ship the finished goods north. Shareholders may ask management to:
         o Initiate a review of its Maquiladora operations, addressing issues such as environmental health and safety, or fair employment and wage practices, as well as standards of living and community impact; and
         o Prepare a report with recommendations for changes in light of the findings.
The DSEF will support these resolutions.

Nigeria
         In 1995, Nigeria's military government called international attention to its depredations when it executed nine dissidents after a drumhead trial. Shareholders have asked companies with operations in Nigeria to report on their businesses there and their relationships with the government. The DSEF will support these resolutions.

Northern Ireland -- MacBride Principles
         The International Commission of Jurists has cited employment discrimination as one major cause of conflict in Northern Ireland. Shareholders have asked companies to make all lawful efforts to implement or increase activity on each of the nine MacBride Principles (equal employment opportunity principles). The DSEF will support these resolutions.


                                     Tobacco

Sales of Non-tobacco Products to Tobacco Industry
         Shareholders have asked companies making significant sales of non-tobacco products to the tobacco industry to study the effects of ending these transactions or to stop immediately. The DSEF will support these resolutions.

Tobacco Smoke in the Environment
         The hazards of tobacco smoke in the environment -- particularly indoors -- are well documented. Shareholders have requested that a company refrain from efforts to undermine legislation geared toward restricting smoking in public places. Shareholders have also asked restaurant and airline companies to adopt smoke-free policies. And, they have requested that new fast-food franchisees' facilities be smoke-free. The DSEF will support these resolutions.

Tobacco Sales to Minors
         In the United Kingdom, social investors with a tobacco screen eliminate supermarket chains because they sell cigarettes. U.S. investors have focused on tobacco product manufacturers, not retailers. However, U.S. shareholders have submitted resolutions asking management of grocery chains, convenience stores, service stations, and pharmacies to implement programs to ensure that they do not sell tobacco products to minors or to stop selling them altogether. The DSEF will support these resolutions.

Tobacco Advertising
         Tobacco is among the most heavily advertized products in the U.S. Shareholders have asked media companies that profit from cigarette advertising to:
         o Prepare reports that address the media's role in encouraging smoking, particularly among children; o Develop policies and practices which would ensure that cigarette advertising is not manipulative or misleading; or
         o Adopt voluntarily the 1996 Food & Drug Administration regulations pertaining to tobacco advertizing; The DSEF will support these resolutions.

Insurance and Health Care Companies Investing in Tobacco
         Shareholders have asked insurance and health care company boards to report on the appropriateness of investments in the tobacco industry. They have also asked for reports on the impact smoking has on benefit payments for death, disease and property loss. The DSEF will support these resolutions.

Domini Social Index Portfolio
Portfolio of Investments January 31, 1997   (Unaudited)

DESCRIPTION                         SHARES    VALUE

COMMON STOCKS--98.5%
APPAREL--1.1%
Brown Group Inc...............         900     14,850
Hartmarx Corp. (b)............       1,800     10,575
Lands' End Inc. ..............       1,700     48,237
Liz Claiborne, Inc. ..........       3,900    164,288
Nike Inc. (Class B)...........      15,300  1,038,488
Oshkosh B'Gosh, Inc. (Class A)         800     11,000
Phillips-Van Heusen Corp......       1,400     18,900
Reebok International Ltd. ....       3,200    152,000
Russell Corp..................       2,200     70,950
Stride Rite Corp..............       2,700     32,400
Timberland Co. (b)............         600     26,625
VF Corp.......................       3,400    226,100
                                         -------------
                                            1,814,413

COMMERCIAL PRODUCTS & SERVICES--2.5%
Autodesk Inc. ................       2,400     75,900
Banta Corp....................       1,850     43,475
Centex Corp...................       1,600     62,400
Cintas Corp...................       2,600    148,200
Crown Cork & Seal Inc. .......       6,800    391,000
Deluxe Corp...................       4,700    144,525
DeVRY Inc. (b)................       2,200     57,750
Donnelley, (R.R.) & Sons......       8,100    253,125
Fleetwood Enterprises, Inc. ..       1,900     50,825
Fuller (H.B.) Co..............         800     39,900
Graco Inc. ...................         950     30,519
Harland (J.H.) ...............       1,600     46,600
HON Industries Inc............       1,600     57,200
Ikon Office Solutions Inc. ...       7,100    313,288
Kaufman & Broad Home Corp. ...       2,100     29,663
Kelly Services (Class A)......       1,775     49,700
Miller, (Herman) Inc. ........       1,300     75,238
Moore Corp., Ltd. ............       5,300    109,975
National Education Corp. (b)..       2,100     31,763
National Service Industries, Inc.    2,400     92,100
New England Business Services Inc      800     16,600
Pitney Bowes Inc..............       8,000    461,000
Rouse Co. ....................       3,000     93,000
Sherwin-Williams Co...........       4,600    255,300
Sonoco Products Co............       4,805    128,534
Standard Register Co..........       1,500     51,750
TJ International Inc. ........       3,500     64,750
Xerox Corp....................      18,100   1,061,113
                                          ------------
                                             4,235,193

CONSUMER PRODUCTS & SERVICES--0.2%
American Greetings Corp. (Class A)   4,000     13,250
Avery Dennison Corp...........       5,700    208,762
ISCO Inc......................         300      2,550
Tennant Co....................         500     13,438
                                          --------------
                                              338,000

ENERGY--3.7%
Amoco Corp....................      26,800  2,331,600
Anadarko Petroleum Corp.......       3,200    207,200
Apache Corp...................       4,800    184,200


DESCRIPTION                         SHARES      VALUE

Atlantic Richfield Co. .......       9,000  1,190,250
Consolidated Natural Gas Co. .       5,100    283,687
ENERGEN Corp..................         600     18,450
Enron Corp. ..................      13,100    540,375
Helmerich & Payne Inc.........       1,300     62,888
Louisiana Land & Exploration Co.     2,000    112,500
OGE Energy Corp. .............       2,100     89,513
Oryx Energy Co. (b)...........       5,600    135,800
Pennzoil Co...................       2,500    155,938
Rowan Companies Inc. (b)......       4,700    118,675
Santa Fe Energy Resources Inc. (b)   4,800     71,400
Sonat Inc. ...................       4,700    250,275
Sun Co. ......................       3,900    102,862
Williams Companies Inc. ......       9,000    361,125
                                           --------------
                                            6,216,738

FINANCIAL--13.2%
Ahmanson (H.F.) & Co. ........       5,700    213,750
American Express Co. .........      26,200  1,634,225
Banc One Corp. ...............      23,095  1,047,935
Bank of Boston................       8,100    577,125
BankAmerica Corp..............      19,700  2,199,012
Bankers Trust (N.Y.) Corp.....       4,500    382,500
Barnett Banks Inc. ...........      10,400    457,600
Beneficial Corp. .............       2,800    188,300
Block (H. & R.), Inc. ........       5,500    162,937
Cincinnati Financial Corp. ...       2,995    187,188
CoreStates Financial Corp. ...      11,700    582,075
Dime Bancorp Inc. (b).........       5,800     90,625
Edwards (A.G.), Inc...........       3,525    119,409
Federal Home Loan Mortgage Corp.    38,000  1,149,500
Federal National Mortgage
  Association.................      58,000  2,291,000
Fifth Third Bancorp...........       5,600    433,300
First Chicago Corp. ..........      17,206    982,893
First Fed Financial Corp. (b).        600      13,200
Golden West Financial Corp....       3,100    208,088
Great Western Financial Corp.        7,100    224,538
Household International Inc...       5,200    515,450
MBNA Corp.....................      17,700    610,650
Mellon Bank Corp. ............       6,900    514,913
Merrill Lynch & Co., Inc......      10,400    876,200
Morgan (J.P.) & Co., Inc......      10,700  1,102,100
Norwest Corp..................      20,500    976,312
Piper Jaffray Inc.............       1,000     17,625
PNC Bank Corp.................      18,300    727,425
ReliaStar Financial Corp......       2,000    111,000
Schwab (Charles) Corp. .......       9,300    347,588
Student Loan Marketing Association   2,900    315,738
SunTrust Banks Inc............      11,800    590,000
Transamerica Corp.............       3,600    296,100
Value Line Inc................         500     15,125
Vermont Financial Services Corp.       200      7,925
Wachovia Corp. ...............       8,900    512,863
Wells Fargo & Co. ............       4,900  1,493,275
Wesco Financial Corp. ........         400     78,000
                                          ----------------
                                           22,253,489

Domini Social Index Portfolio
Portfolio of Investments January 31, 1997   (Unaudited) (Continued)

DESCRIPTION                        SHARES       VALUE

FOODS & BEVERAGES--9.8%
Ben & Jerry's (Class A) (b)...         700 $    8,225
Campbell Soup Co. ............      12,800  1,062,400
Coca-Cola Co. ................     134,700  7,795,762
CPC International Inc. .......       7,700    591,937
Fleming Cos. Inc. ............       2,000     32,250
General Mills, Inc............       8,400    569,100
Heinz (H.J.) Co...............      19,900    800,975
Hershey Foods Corp............       8,200    346,450
Kellogg ......................      11,700    814,612
Odwalla Inc. (b)..............       1,300     16,250
PepsiCo, Inc..................      86,300  3,009,713
Quaker Oats Co. ..............       7,200    276,300
Ralston Purina Group..........       5,600    440,300
Smucker (J.M.) Co. (Class A)..       1,500     26,250
Super Valu Inc................       3,600    111,150
Sysco Corp....................       9,500    312,313
TCBY Enterprises, Inc.........       1,300      5,525
Tootsie Roll Industries, Inc..       1,145     43,939
Wrigley, (Wm.) Jr. Co.........       6,200    360,375
                                          ---------------
                                           16,623,826

HOUSEHOLD GOODS--5.7%
Alberto Culver Co. (Class B)..       1,500     78,187
Avon Products, Inc. ..........       7,100    445,525
Bassett Furniture Industries, Inc.     900     20,362
Church & Dwight Co., Inc......       4,400    112,200
Clorox Co. ...................       2,700    320,287
Colgate-Palmolive Co. ........       7,800    754,650
Fedders Corp..................       2,200     13,750
Handleman Co. (b).............       1,900     15,200
Harman International Industries, Inc.  930     43,129
Hasbro Inc. ..................       4,600    181,700
Huffy Corp....................         700      9,975
Kimberly-Clark Corp...........      15,232  1,485,120
Leggett & Platt Inc...........       4,900    157,413
Mattel, Inc...................      14,685    413,016
Maytag Co. ...................       5,400    110,700
Newell Co. ...................       8,400    277,200
Oneida, Ltd...................         800     13,900
Procter & Gamble Co...........      36,900  4,261,950
Rubbermaid Inc................       8,000    185,000
Shaw Industries...............       7,300    101,288
Snap-On Tools Corp............       3,550    132,238
Springs Industries Inc. (Class A)    1,100     46,475
Stanhome, Inc. ...............       1,100     28,463
Stanley Works.................       4,700    178,600
Thomas Industries.............         800     17,500
Whirlpool Corp. ..............       4,100    208,588
                                          --------------
                                            9,612,416
INSURANCE--6.1%
Aetna Inc. ...................       7,970    629,630
American General Corp. .......      11,300    450,587
American International Group, Inc.  25,400  3,076,575
Chubb Corp. ..................       9,300    506,850
CIGNA Corp. ..................       4,200    636,825
General Re Corp...............       4,400    710,600
Hartford Steam Boiler.........       1,100     50,875



DESCRIPTION                          SHARES     VALUE

Jefferson-Pilot Corp..........       3,800    224,200
Lincoln National Corp. .......       5,600    300,300
Marsh & McLennan Companies, Inc.     3,800    409,450
Providian Corp................       5,000    269,375
SAFECO Corp. .................       6,700    254,600
St. Paul Companies............       4,500    281,250
Torchmark Corp. ..............       3,800    196,650
Travelers Corp. ..............      34,600  1,812,206
UNUM Corp.....................       3,900    294,938
USF&G Corp....................       6,200    130,975
USLIFE Corp...................       1,925     78,925
                                          ----------------
                                           10,314,811

MANUFACTURING--2.0%
Applied Materials, Inc. (b)...       9,500    469,062
Boston Scientific Corp. (b)...       9,700    662,025
Brady (W.H.) (Class A)........       1,400     32,200
Case Corp.....................       4,000    212,000
Cincinnati Milacron...........       2,300     52,900
Clarcor, Inc..................         900     22,387
Deere & Co....................      14,300    611,325
Dionex Corp. (b)..............         800     32,400
Fastenal Co. .................       2,000     75,500
Gerber Scientific.............       1,200     17,100
Goulds Pumps, Inc.............       1,200     28,050
Hunt Manufacturing Co.........         600     10,350
Illinois Tool Works Inc. .....       6,600    538,725
James River Corp. of Virginia.       4,500    144,563
Lawson Products, Inc..........         800     17,700
Millipore Corp. ..............       2,300     98,325
Nordson Corp. ................       1,000     60,750
Thermo Electron Corp. (b).....       7,930    270,611
Watts Industries Inc. (Class A)      1,400     34,125
Wellman Inc. .................       1,700     29,963
Zurn Industries Inc...........         700     16,888
                                          ---------------
                                            3,436,949

MEDIA--3.7%
BET Holdings Inc. (Class A) (b)        900     23,625
Comcast Corp. (Class A).......      17,300    317,888
Disney (Walt) Co..............      37,100  2,717,575
Dow Jones & Co. Inc. .........       5,300    210,012
Frontier Corp. ...............       8,700    190,313
Harcourt General Inc. ........       3,900    176,475
King World Productions Inc. (b)      2,000     78,250
Lee Enterprises, Inc. ........       2,500     57,500
McGraw-Hill Inc...............       5,300    263,675
Media General Inc. (Class A)..       1,400     44,100
Meredith Corp. ...............       1,700     87,338
New York Times Co. (Class A)..       5,200    199,550
Scholastic Corp. (b)..........       2,200    129,800
Tele-Communications, Inc.
  (Class A) (b)...............      35,300    469,931
Times Mirror Co. (Class A)....       5,600    264,600
US West Media Group (b).......      33,200    618,350
Viacom Inc. (Class A) (b).....       4,000    136,000
Washington Post Co. (Class B).         600    200,400
                                          -------------
                                            6,185,382

Domini Social Index Portfolio
Portfolio of Investments January 31, 1997   (Unaudited) (Continued)

DESCRIPTION                          SHARES     VALUE

MISCELLANEOUS--1.2%
Allwaste, Inc. (b)............       2,000 $   10,750
Avnet, Inc. ..................       2,300    142,312
Bemis Co., Inc................       2,800    114,450
CPI Corp. ....................         600     11,100
Cross (A.T.) Co. (Class A)....         900     10,800
General Signal Corp...........       2,600    117,650
Hillenbrand Industries Inc....       3,800    147,250
Ionics Inc. (b)...............         900     45,113
Jostens Inc. .................       2,100     43,312
Marriott International Corp...       7,400    393,125
Omnicom Group, Inc. ..........       4,300    209,088
Polaroid Corp.................       2,500    110,000
Sealed Air Corp. (b)..........       2,300     98,325
Service Corp. International...      12,500    362,500
Toro Co.......................         800     28,100
Whitman Corp. ................       5,600    128,800
                                          -------------
                                            1,972,675

PHARMACEUTICALS AND HEALTH CARE--8.5%
Acuson Corp. (b)..............       1,500     38,063
Allergan Inc..................       3,500    123,812
Alza Corp. (b)................       4,500    129,937
Angelica Corp. ...............         800     15,300
Apogee Enterprises, Inc.......         700     26,425
Becton Dickinson & Co.........       6,900    339,825
Bergen Brunswig Corp. (Class A)      1,895     56,376
Biomet Inc. (b)...............       6,200     96,100
Forest Laboratories, Inc. (b).       2,400     90,600
Humana Inc. (b)...............       8,600    163,400
Johnson & Johnson.............      72,000  4,149,000
Manor Care Inc. ..............       3,700     94,350
Medtronic Inc. ...............      12,700    869,950
Merck & Co., Inc..............      65,800  5,971,350
Mylan Laboratories Inc. ......       9,600    157,200
Natures Sunshine Products Inc.         600     10,650
Oxford Health Plans (b).......       4,000    217,500
Schering-Plough Corp. ........      20,000  1,512,500
St. Jude Medical Inc. (b).....       4,500    170,438
Stryker Corp. ................       5,100    147,900
Sunrise Medical Inc. (b)......       1,000     15,500
Transitional Hospitals........       2,384     21,754
United American Healthcare (b)         300      1,425
                                           -----------
                                           14,419,355

RESOURCE DEVELOPMENT--2.2%
Air Products & Chemicals, Inc.       5,900    421,112
Aluminum Co. of America.......       9,600    662,400
ARCO Chemical Co. ............       5,100    242,887
Battle Mountain Gold Co.......      11,900     77,350
Betz Laboratories, Inc. ......       1,500     87,750
Cabot Corp. ..................       4,200    100,275
Calgon Carbon Corp. ..........       2,200     25,025
Consolidated Papers Inc. .....       2,400    114,300
Cyprus Amax Minerals Co.......       4,900    109,638
Echo Bay Mines Ltd............       7,400     47,638
Inland Steel Industries Inc. .       2,600     49,725


DESCRIPTION                         SHARES      VALUE

Marquette Medical Sys.........       1,500     30,938
Mead Corp.....................       2,800    157,500
Morton International Inc. ....       7,700    312,813
Nalco Chemical Co.............       3,600    127,800
Nucor Corp. ..................       4,750    247,000
Praxair Inc. .................       8,900    412,738
Sigma-Aldrich Corp. ..........       5,300    168,275
Westvaco Corp.................       5,400    157,950
Worthington Industries, Inc...       4,800     93,000
                                            ---------
                                            3,646,114

RETAIL--8.6%
Albertson's, Inc..............      13,400    469,000
American Stores Co............       7,700    323,400
Bob Evans Farms, Inc. ........       2,300     32,200
Charming Shoppes Inc. (b).....       5,600     26,600
Circuit City Stores Inc. .....       5,300    186,163
Claire's Stores Inc...........       2,500     35,625
CVS Corp. ....................       6,200    268,150
Dayton-Hudson Corp............      11,600    436,450
Dillard Department Stores.....       6,300    188,213
Dollar General Corp. .........       4,207    130,433
Egghead Inc. (b)..............         900      4,838
Gap, Inc. ....................      15,000    431,250
Giant Food Inc. (Class A).....       3,200    105,600
Gibson Greetings Inc. (b).....         900     16,650
Great Atlantic & Pacific Tea Co.,Inc.2,000     62,500
Hannaford Brothers Co. .......       2,200     76,175
Hechinger Co. (Class A).......         800      1,625
Home Depot, Inc...............      25,933  1,283,684
International Dairy Queen, Inc.
  (Class A) (b)...............       1,300     25,675
K-Mart Corp. (b)..............      25,900    288,138
Kroger Co. (b)................       7,000    334,250
Lillian Vernon Corp. .........         500      6,500
Limited, Inc..................      14,400    246,600
Longs Drug Stores, Inc. ......       2,400     58,200
Lowe's Companies, Inc. .......       9,100    301,438
Luby's Cafeterias, Inc........       1,300     26,487
May Department Stores Co. ....      13,400    596,300
McDonald's Corp. .............      37,700  1,715,350
Mercantile Stores Co., Inc....       2,000     98,000
Nordstrom Inc. ...............       4,300    159,637
Penney, J.C. Co., Inc.........      12,200    577,975
Pep Boys......................       3,300    104,775
Price/Costco Inc. (b).........      11,015    293,274
Ruby Tuesday..................         900     16,088
Ryan's Family Steakhouse, Inc. (b)   2,700     20,925
Sears Roebuck & Co. ..........      21,200  1,017,600
Skyline Corp. ................         500     11,688
Specs Music Inc. (b)..........         200        125
Starbucks Corp. (b)...........       4,100    140,425
Tandy Corp. ..................       3,200    144,800
TJX Companies Inc. ...........       4,000    159,000
Toys 'R' Us, Inc. (b).........      14,720    368,000
Wal-Mart Stores, Inc. ........     123,600  2,935,500
Walgreen Co...................      13,200    542,850

Domini Social Index Portfolio
Portfolio of Investments January 31, 1997   (Unaudited) (Continued)

DESCRIPTION                          SHARES         VALUE

RETAIL (continued)
Whole Foods Market (b)........       3,300 $      59,813
Woolworth (F.W.) Co. (b)......       7,200       146,700
                                          --------------
                                              14,474,669

Technologies--20.6%
3Com Corp. (b)................       9,000    604,125
Advanced Micro Devices, Inc. (b)     7,300    255,500
Airborne Freight Corp.........       1,200     32,100
Alaska Air Group, Inc. (b)....         800     17,300
Amdahl Corp. (b)..............       6,400     73,600
American Power Conversion Corp. (b)  5,100    137,381
Analog Devices, Inc. (b)......      11,999    346,499
Apple Computer, Inc. .........       6,600    109,725
Automatic Data Processing, Inc.      15,400   637,175
Baldor Electric Co. ..........       1,400     35,875
Borland International, Inc. (b)      1,900     12,112
Cisco Systems, Inc. (b).......      35,300  2,462,175
Compaq Computer Corp. (b).....      15,200  1,320,500
Computer Assoc. International Inc.  19,400    880,275
Cooper Industries Inc.........       5,700    245,812
Digital Equipment Corp. (b)...       8,300    311,250
DSC Communications Corp. (b)..       6,200    139,500
Grainger, (W.W.) Inc. ........       2,700    208,575
Hewlett-Packard Co............      55,300  2,910,162
Hubbell Inc. (Class B)........       3,560    157,530
Intel Corp....................      44,600  7,236,350
International Business Machines Inc.28,700  4,513,075
MCI Communications Corp.......      37,200  1,306,650
Merix Corp. ..................         300      5,662
Micron Technology, Inc. ......      11,400    396,150
Microsoft Corp................      64,500  6,579,000
Molex, Inc....................       5,400    206,550
National Semiconductor Corp. (b)     7,500    208,125
Novell Inc. (b)...............      18,700    236,087
Perkin-Elmer Corp.............       2,400    167,700
Quarterdeck Corp. (b).........       1,900      9,738
Raychem Corp. ................       2,500    216,563
Shared Medical Systems Corp...       1,400     66,063
Solectron Corp. (b)...........       2,900    174,725
Sprint Corp. .................      23,100    941,325
Stratus Computer Inc. (b).....       1,400     44,450
Sun Microsystems Inc. (b).....      20,000    635,000
Tandem Computers Inc. (b).....       6,400     88,800
Tektronix, Inc................       2,000     99,250
Tellabs, Inc. (b).............      10,000    411,875
Thomas & Betts Corp. .........       2,800    131,250
Xilinx Inc. (b)...............       4,400    200,200
                                          ---------------
                                           34,771,759

TRANSPORTATION--1.6%
AMR Corp. (b).................       4,700    378,350
Consolidated Freightways, Inc.       1,200     10,500
CSX Corp. ....................      11,400    552,900
Delta Air Lines, Inc. ........       4,000    316,000
Federal Express Corp. (b).....       6,100    312,625
GATX Corp. ...................       1,100     53,763
Norfolk Southern Corp. .......       6,800    602,650
Roadway Services..............       1,100     22,550
Ryder System, Inc. ...........       4,600    131,100
Southwest Airlines Inc........       8,000    176,000
UAL Corp. (b).................       3,100    175,150
Yellow Corp. (b)..............       1,500     25,688
                                          --------------
                                            2,757,276

UTILITIES--7.5%
AGL Resources Inc. ...........       3,100     64,713
American Water Works Co., Inc.       4,100     95,325
Ameritech Corp. ..............      29,700  1,774,575
Bell Atlantic Corp. ..........      23,600  1,587,100
BellSouth Corp. ..............      54,200  2,405,125
Brooklyn Union Gas Company....       2,600     77,025
California Energy Co., Inc. (b).     3,500    134,312
Citizens Utilities Co. (Class A) (b)12,535    142,589
Connecticut Energy Corp.......         700     16,013
Eastern Enterprises...........       1,100     36,162
El Paso Natural Gas Co. ......       3,000    161,625
Equitable Resources Inc. .....       1,900     61,750
Idaho Power Co. ..............       2,200     68,475
LG & E Energy Corp. ..........       3,500     84,875
MCN Corp. ....................       3,600    116,550
NICOR Inc. ...................       2,700     97,538
Noram Energy Corp. ...........       7,300    114,063
Northwestern Public Service Co.        500     18,937
NYNEX.........................      24,000  1,215,000
ONEOK Inc. ...................       1,500     44,438
Pacific Enterprises...........       4,400    132,550
Pacific Telesis Group.........      23,400    918,450
Peoples Energy Corp...........       1,900     63,175
Potomac Electric Power Co.....       6,300    155,925
Public Service Co. of Colorado       3,600    140,400
SBC Telecommunications........      32,500  1,783,423
Southern New England Telecom..       3,500    130,375
Telephone & Data Systems......       3,300    125,813
US West Communications Group..      25,300    831,738
Washington Gas Light Co.......       2,300     50,888
                                          ----------------
                                           12,648,927
VEHICLE COMPONENTS--0.5%
Cooper Tire & Rubber Co. .....       4,500     91,125
Cummins Engine Inc............       2,100    110,513
Dana Corp.....................       5,400    176,175
Federal-Mogul Corp. ..........       1,900     44,650
Genuine Parts.................       6,400    282,400
Modine Manufacturing Co. .....       1,600     45,600
Smith (A.O.)..................       1,200     40,050
Spartan Motors Inc. (b).......         700      5,338
SPX Corp......................         800     32,501
                                          ---------------
                                              828,352
Total Common Stocks
  (Cost $121,975,433).........              166,550,344
                                          -------------
Other Assets Less Liabilities--1.5%           2,553,600
                                        ---------------

NET ASSETS--100.0%.............            $169,103,944
                                           ------------

(a) The aggregate cost for federal income tax purposes is $121,975,432, the aggregate gross unrealized appreciation is $46,017,567, and the aggregate gross unrealized depreciation is $1,442,656, resulting in net unrealized appreciation of $44,574,911. (b) Non-income producing security.

See Notes to Financial Statements.

Domini Social Index Portfolio
Statement of Assets and Liabilities January 31, 1997 (unaudited)

 Assets:
     Investments at value (Cost $121,975,433)...........          $ 166,550,344
     Cash..............................................               2,224,657
     Receivable for securities sold....................                 483,050
     Dividends receivable..............................                 218,065
                                                              -----------------
     Total assets...................................            169,476,116
                                                              -----------------
Liabilities:
     Payable for securities purchased..................                 325,563
     Expense payment fee payable.......................                  46,609
                                                                ---------------
  Total liabilities..................................                  372,172
                                                                ----------------

Net assets applicable to investors' beneficial interests..         $169,103,944
                                                                   ============

Net assets consist of:
     Paid in capital....................................           $169,103,944
                                                                   ============


Domini Social Index Portfolio
Statement of Operations Six months ended January 31, 1997 (unaudited)

 Investment income:
     Dividends (net of foreign withholding tax of $339)..            $1,066,890
Expenses:
     Expense payment and sponsorship fees..............                 211,362
     Custody fees offset by compensating balances...............         30,572
                                                                    -----------
     Total expenses............................................         241,934
         Fees paid indirectly .................................         (30,572)
                                                                    -----------
         Net expenses..........................................         211,362
                                                                     ----------
Net investment income.........................................          855,528
Net realized gain on investments
     Proceeds from sales...........................   1,054,315
     Cost of securities sold.......................     795,862
                                                    -----------
Net realized gain on investments...................                     258,453
Net changes in unrealized appreciation of investments....
     Beginning of year..........................     16,620,535
     End of year................................     44,574,911
                                                     ----------
         Net change in unrealized appreciation.................      27,954,376
                                                                   ------------
Net increase in net assets resulting from operations...........     $29,068,357
                                                                    ===========



See notes to financial statements

Domini Social Index Portfolio
Statement of Changes in Net Assets

                                                                     Six months ended       Year ended
                                                                     January 31, 1997
                                                                        (unaudited)        July 31,1996
Increase (Decrease) in net assets From operation:
     Net investment income...........................................    $   855,528     $  1,132,780
     Net realized gain on investments................................        258,453          697,337
     Net change in unrealized appreciation of investments............     27,954,376        6,861,507
                                                                       -------------       ----------
         Net increase in net assets resulting from operations........     29,068,357        8,691,624
                                                                       -------------       ----------

Transactions in investors' beneficial interest:
     Additions.......................................................     49,705,015       52,533,365
     Reductions......................................................    (10,069,986)     (14,827,219)
                                                                      --------------    -------------
         Net increase in net assets from transactions in
           investors' beneficial interests...........................     39,635,029       37,706,146
                                                                     ---------------       ----------
           Total increase in net assets..............................     68,703,386       46,397,770

Net assets:
     Beginning of year............................................       100,400,558       54,002,788
                                                                       -------------      -----------
     End of year..................................................      $169,103,944     $100,400,558
                                                                        ------------     ------------

Domini Social Index Portfolio
Financial Highlights
                                Six months ended
                                January 31, 1997                      Year ended
                                   (unaudited)    July 31, 1996   July 31,1995   July 31, 1994   July 31,1993   July 31,1992
Net investment income to
     average net assets.....      1.35%             1.48%            1.85%         2.13%            1.88%           1.99%
Expenses as a percentage of
  average net assets:
     Total expenses.........      0.39%1,2,3        0.94%2,3         0.53%3        0.42%3           0.29%3          0.29%3
     Expenses paid by portfolio   0.33%             0.50%            0.43%         0.29%            0.29%           0.29%
Expenses paid by administrator/
 sponsor....................      0.34%             0.85%             --            --               --              --
Portfolio turnover rate.....         5%                5%               6%            8%               4%              3%
Average commission rate paid
     per share..............     $0.05             $0.05              --            --               --              --

1 Annualized
2 Total expenses include Portfolio custody fees which were reduced by expense offset arrangements. These offsets reduced expenses paid by the portfolio by 0.05% in the six months ended January 31, 1997 and 0.09% for the year ended July 31, 1996. 3 Total expenses include expenses waived by the advisor and administrator in fiscal years ended through July 31, 1995 and expenses paid by the administrator or sponsor in excess of expense payment fees in the year ended July 31, 1996 and thereafter.

                                        See notes to financial statements.


Domini Social Index Portfolio
Notes to Financial Statements January 31, 1997 (unaudited)

NOTE 1--Organization and Significant Accounting Policies
Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), the Index Portfolio's Adviser. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.
(A) Valuation of Investments: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.
(B) Dividend Income: Dividend income is recorded on the ex-dividend date. (C) Federal Taxes: The Index Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for Federal taxes is deemed necessary.

(D) Other: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

NOTE 2--Transactions With Affiliates
(A) Investment Advisory Fees: The Index Portfolio has retained KLD as the Investment Adviser of the Index Portfolio. The services provided by KLD consist of the determination of the stocks to be included in the Index and evaluating, in accordance with KLD's criteria, debt securities which may be purchased by the Index Portfolio. For its services under the Investment Advisory Agreement, KLD receives from the Index Portfolio a fee accrued daily at an annual rate equal to 0.025% of the Index Portfolio's average daily net assets. Prior to October 4, 1996, KLD received an investment advisory fee accrued daily at an annual rate equal to 0.050% of the Index Portfolio's average daily net assets.
(B) Investment Management Fees: The Index Portfolio has retained Mellon Equity Associates ("MEA") as the Investment Manager of the Index Portfolio. MEA does not determine the composition of the Index. Under the Management Agreement, the Index Portfolio pays MEA an investment management fee equal on an annual basis to 0.10% of the Index Portfolio's average daily net assets. Prior to October 4, 1996 MEA received a fee based on the following percentages of the Index Portfolio's average daily net assets for its then-current fiscal year: 0.10% of assets up to $50 million; 0.30% of assets between $50 million and $100 million; 0.20% of assets between $100 million and $500 million; and 0.15% of assets over $500 million.
(C) Sponsor Fees: Pursuant to a Sponsorship Agreement dated November 6, 1996, KLD agreed to Domini Social Index Portfolio pay all of the ordinary operating expenses of the Index Portfolio except the sponsorship fee and excluding brokerage fees and commissions, interest, taxes and extraordinary expenses. Under this arrangement, KLD receives sponsorship fees from the Index Portfolio at an annual rate equal to 0.20% of the average daily net assets of the Index Portfolio. From October 4, 1996 to November 5, 1996 the Administrator,
Signature Broker-Dealer Services, Inc. ("Signature"), received expense payment fees from the Index Portfolio at an annual rate equal to 0.20% of the average daily net assets of the Index Portfolio, and prior to October 4, 1996, at an annual rate equal to 0.50% of the average daily net assets of the Index Portfolio. The Sponsorship Arrangement will terminate on December 31, 1999.
For the six months ended July 31, 1996, the Sponsor and Administrator incurred approximately $217,798 in expenses on behalf of the Index Portfolio.
(D) Administration Fees: Pursuant to an Administrative Services
Agreement between KLD and Signature, Signature serves as Administrator of the Index Portfolio. Certain officers of Signature serve as officers and trustees to the Index Portfolio. Under the Administrative Services Agreement, Signature provides management and administrative services necessary for the operations of the Index Portfolio, furnishes office space and facilities required for conducting the business of the Index Portfolio and pays the compensation of the Index Portfolio's officers and trustees affiliated with Signature. For these services Signature receives from the KLD a fee accrued daily at an annual rate equal to 0.025% of the Index Portfolio's average daily net assets.

NOTE 3--Investment Transactions
Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $39,763,129 and $1,054,315, respectively.

Domini Institutional Social Equity Fund
Statement of Assets and Liabilities January 31, 1997 (unaudited)

 Assets:
     Investment in Domini Social Index Portfolio......               $40,062,226

Liabilities:
     Accrued expenses.................................                     1,190
                                                                ---------------

Net assets............................................               $40,062,226
                                                                     ===========

Net Assets consist of:
Paid-in capital.......................................               $35,903,133
Undistributed net investment income...................                    18,695
Accumulated net realized gain on investment...........                    64,659
Net unrealized depreciation on investment.............                 4,075,739
                                                                    ------------

Net assets............................................               $40,062,226
                                                                     ===========

Shares outstanding....................................                 3,335,508
                                                                       =========
Net asset value, redemption price and offering price per share
      ($40,062,226 / 3,335,508 shares)................                    $12.01
                                                                          ======

Domini Institutional Social Equity Fund
Statement of Operations
For the six months ended January 31, 1997 (unaudited)

Investment income from Domini Social Index Portfolio:
Investment income from Portfolio.......................             $   180,312
Expenses from Portfolio................................                  35,438
                                                                  -------------
         Net income from Portfolio.....................                 144,874

Expenses:
     Transfer Agent....................................                  21,403
     Administration....................................                   5,353
     Fund accounting...................................                   4,500
     Professional fees.................................                   4,333
     Miscellaneous.....................................                   4,289
                                                                 --------------
     Total expenses....................................                  39,878
       Expenses in excess of expense payment agreement..               (32,772)
                                                                  -------------
       Expense payment and Sponsor fees................                   7,106
                                                                 --------------

Net investment income..................................                 137,768
                                                                   ------------

Net realized and unrealized gain on investment:
Net realized gain from portfolio.......................                  52,392
Net change in unrealized depreciation from portfolio...               4,872,431
                                                                    -----------
Net realized and unrealized gain from Domini Social Index Portfolio   4,924,823
                                                                    -----------
Net increase in net assets resulting from operations...............  $5,062,591
                                                                     ==========


See Notes to Financial Statements


Domini Institutional Social Equity Fund
Statement of Changes in Net Assets
                                                                           Six months
                                                                              ended         For the period
                                                                        January 31, 1997   May 30, 1996(1) to
                                                                            (unaudited)      July 31, 1996
Increase (decrease) in net assets from:
Operations:
     Net investment income....................................           $     137,768      $       32,413
     Net realized gain from portfolio.........................                  52,392              14,395
     Net change in unrealized appreciation (depreciation)
       from portfolio.........................................               4,872,431            (796,692)
                                                                         -------------        -------------
         Net increase (decrease) in net assets from operations               5,062,591            (749,884)
                                                                           -----------        -------------

Distributions and Dividends to shareholders from:
     Net investment income....................................                (142,610)             (8,877)
     Net realized capital gains...............................                  (2,129)             --
                                                                      ----------------          -----------
       Net decrease in net assets from Distributions and
         Dividends............................................                (144,739)             (8,877)
                                                                        --------------       --------------
Transactions in shares of common stock:
     Proceeds from sale of shares.............................              18,612,740          18,721,586
     Net asset value of shares issued to shareholders in
      reinvestment of dividends...............................                  88,408               8,877

     Payments for shares redeemed.............................              (1,529,668)                --
                                                                         -------------       -------------

       Net increase in net assets from transactions in shares of
         common stock.........................................              17,171,480          18,730,463
                                                                          ------------        ------------

Net increase in net assets....................................              22,089,332          17,971,702

Net assets:
     Beginning of period......................................              17,971,702                 --
                                                                          ------------          ----------
     End of period............................................             $40,062,226         $17,971,702
                                                                           ===========         ===========



See Notes to Financial Statements
(1) Commencement of operations.


Domini Institutional Social Equity Fund
Financial Highlights
                                                                        Six months
                                                                           ended          For the period
                                                                     January 31, 1997     May 30, 19961 to
                                                                        (unaudited)          July 31, 1996


For a share outstanding for the Period:
Net asset value, beginning of period..........................            $ 9.60            $10.00
Income (loss) from investment operations:
     Net investment income....................................             0.057               0.020
     Net realized and unrealized gain (loss) on investments...             2.421              (0.413)
                                                                        --------            --------
       Total income (loss) from investment operations.........             2.478              (0.393)
                                                                        --------            --------

Less distributions and dividends:
     Dividends to shareholders from net investment income.....           (0.067)             (0.007)
     Distributions to shareholders from net realized gains....           (0.001)               --  )
                                                                         -------           ---------
       Total distributions and dividends......................           (0.068)             (0.007)
                                                                         -------            --------

Net asset value, end of period................................            $12.01             $  9.60
                                                                        ========             =======
Total return..................................................             25.9%               (3.9%)
Ratios/Supplemental data:
     Net assets, end of period (000's omitted)................           $40,062             $17,972
     Ratio of net investment income to average net assets.....            1.26%2              1.42%2
     Expenses expressed as a percentage of net assets:
      Total expenses.........................................           0.55%2,3            0.88%2,3
       Expenses paid by Fund..................................            0.39%2            0.52%2


1 Commencement of operations.
2 Annualized.
3 Total expenses include Portfolio custody fees which were reduced by and expense offset arrangement. These offsets reduced expenses by the Fund by 0.05% in the six months ended January 31, 1997 and 0.09% for the period ended July 31, 1996. Total expenses also include expenses paid by the administrator or sponsor in excess of expense payment and sponsor fees. These expense payment and sponsorship fees resulted in reduced expenses for the Fund of 0.05% in the six months ended January 31, 1997 and 0.09% for the period ended July 31, 1996.


See Notes to Financial Statements


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Domini Institutional Social Equity Fund
Notes to Financial Statements
Six months ended January 31, 1997 (unaudited)


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Note 1-- Organization and Significant Accounting Policies
     Domini Institutional Social Equity Fund (the "Fund") is a series of Domini Institutional Trust and is registered as an open-end management investment company under the Investment Company Act of 1940.
     The Fund invests substantially all of its assets in the Domini Social Index Portfolio ( the "Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (17.9% at January 31, 1997). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund commenced operations on May 30, 1996.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

(A) Valuation of Investments. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

(B) Investment Income and Dividends to Shareholders. The Fund earns income daily, net of Portfolio expenses, on its investment in the Portfolio. Dividends to shareholders are declared and paid semiannually from net investment income. Distributions to shareholders of net realized capital gains, if any, are made annually.

(C) Federal Taxes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

(D) Other. All net investment income of the Portfolio is allocated daily pro rata among the Fund and the other investors in the Portfolio.

Note 2 -- Transactions with Affiliates
(A) Administration. The Fund has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers and Trustee affiliated with Signature. For its services under the Administrative Services Agreement, Signature receives from the Fund a fee accrued daily at an annual rate equal to 0.15% of the Fund's average daily net assets. The Portfolio has a similar agreement with Signature at a rate equal to 0.05% of the Portfolio's average daily net assets.

B. Expenses. Pursuant to a Sponsorship agreement dated November 6, 1996, KLD pays the ordinary operating expenses of the Fund and provides the Fund with the administrative personnel and services necessary to operate the Fund. For these services and facilities, KLD receives fees computed and paid monthly from the Fund at an annual rate equal to 0.10% of the average daily net assets of the Fund. Pursuant to an Administrative services agreement between Signature and KLD, KLD has engaged Signature to provide certain administrative services requested by the Sponsor. For these services, since November 6, 1996, the Sponsor pays to Signature a fee computed daily and paid monthly at an annual rate equal to 0.045% of the average daily net assets of the Fund. From October 4, 1996 to November 6, 1996, Signature received fees computed daily and paid monthly at an annual rate equal to 0.07% of the average daily net assets of the Fund. Prior to October 4, 1996, Signature waived its administrative services fees from the Fund.
     For the six months ended January 31, 1997 the Administrator and Sponsor incurred approximately $39,878 in expenses on behalf of the Fund.

Note 3 -- Investment Transactions
     Additions and reductions in the Fund's investment in the Portfolio aggregated $18,605,334 and $1,592,359 respectively.

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